RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Condensed Statement of Changes in Shareholders' Equity (Deficit) (Q3) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			$ 0
Class A common stock subject to possible redemption	$ 0	$ 0
Accretion for Class A Common Stock to redemption amount			$ (13,511,990)	$ (13,511,990)
Initial Public Offering [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Units issued (in shares)			13,225,000
Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A common stock subject to possible redemption			$ 0
Accretion for Class A Common Stock to redemption amount			(13,511,990)
As Previously Reported [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			118,738,010
Class A common stock subject to possible redemption	2,369,597	(2,458,260)
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A common stock subject to possible redemption			(113,348,455)
Accretion for Class A Common Stock to redemption amount			0
Adjustments [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			(118,738,010)
Class A common stock subject to possible redemption	$ (2,369,597)	$ 2,458,260
Adjustments [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A common stock subject to possible redemption			113,348,455
Accretion for Class A Common Stock to redemption amount			$ (13,511,990)